Consolidated Statements of Profit or Loss And Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 163,943	€ 143,769	€ 144,185
Changes in inventories and raw materials and consumables used	(107,920)	(95,503)	(85,605)
Employee benefits	(71,488)	(81,236)	(88,814)
Other operating expenses	(54,089)	(59,788)	(91,555)
Amortization and depreciation	(37,873)	(28,443)	(18,890)
Impairment of assets	(26,415)
Net other income	25	14,260	1,844
Operating Profit / (Loss)	(133,817)	(106,941)	(138,835)
Financial income	1,945	1,472	2,307
Financial expenses	(23,680)	(15,247)	(7,998)
Change in fair value of derivative warrant liabilities	1,081	6,476	80,748
Foreign exchange gains/(losses)	(4,044)	1,466	(3,618)
Financial Results	(24,698)	(5,833)	71,439
Share of loss of equity-accounted investees	0		(330)
Loss before Tax	(158,515)	(112,774)	(67,726)
Income tax credit	6,723	703	4,926
Loss for the Year	(151,792)	(112,071)	(62,800)
Equity holders of the Company	(148,980)	(112,068)	€ (62,800)
Non-controlling interest	€ (2,812)	€ (3)
Earnings per share
Basic losses per share (euros per share)	€ (0.66)	€ (0.6)	€ (0.38)
Diluted losses per share (euros per share)	€ (0.66)	€ (0.6)	€ (0.38)
Loss for the Year	€ (151,792)	€ (112,071)	€ (62,800)
Other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods
Currency translation differences in foreign operations, net of tax	6,916	(4,729)	7,996
Changes in the fair value of debt instruments at fair value through other comprehensive income, net of tax	36		(9)
Net other comprehensive (loss)/income that may be reclassified to profit or loss in subsequent periods	6,952	(4,729)	7,987
Total other comprehensive income	6,952	(4,729)	7,987
Total comprehensive loss for the year	€ (144,840)	€ (116,800)	€ (54,813)